LEASE LIABILITIES	12 Months Ended
Dec. 31, 2019
Lease liabilities [abstract]
LEASE LIABILITIES (Text Block)

14. LEASE LIABILITIES

The Company leases office space and the El Compas plant. These leases are for periods of five to ten years. Certain leases include an option to renew the lease after the end of the contract term and/ or provide for payments that are indexed to local inflation rates.

The company leased vehicles with a lease term of three years. The Company had the option to purchase the assets at the end of the contract term.  As at December 31, 2019 the Company has exercised the purchase option for this lease, therefore the amount for the purchase option has been included in the measurement of the right-of-use asset as an adjustment to PP&E.

The following table presents the lease obligations of the Company:

		December 31,	December 31,
	Note	2019	2018

Lease liabilities recognized on adoption of IFRS 16 on January 1, 2019	3	$1,422	$-
Additions		8	-
Interest		93	-
Payments		(339)	-
Effects of movement in exchange rates		54	-
Balance as at December 31, 2019		1,238
Less: Current portion		(164)	-
Non-Current Lease Liabilities		$1,074	$-

The following table presents lease liability maturity - contractual undiscounted cash flows for the Company:

	December 31,	December 31
	2019	2018

Less than one year	$240	$-
One to five years	724	-
More than five years	586	-
Total at December 31, 2019	$1,550	$-

The following amounts have been recognized in Profit or Loss:

	Year ended	Year ended
	December 31, 2019	December 31, 2018

Interest on lease liabilities	$(93)	$-
Expenses related to short-term leases	(668)	-

As at December 31, 2019, the lease liabilities have a weighted-average interest rate of 7.5%.  For the year ended December 31, 2019, the Company recognized $93, in interest expense on the lease liabilities (December 31, 2018 - $Nil) and $668 related to short term rental, primarily for rented mining equipment and employee housing.